UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           02/13/2009
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           73
Total:
                                      --------------

Form 13F Information Table value     $    38,530
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

---------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------


***GIGAMEDIA LTD              ORD             Y2711Y104          338      60,000    SH         SOLE               60,000
***ITURAN LOCATION AND CONTROLSHS             M6158M104          548      75,000    SH         SOLE               75,000
***JINPAN INTERNATIONAL LTD   ORD             G5138L100          580      40,000    SH         SOLE               40,000
***MINDRAY MED INTL LTD       SPON ADR        602675100          810      45,000    SH         SOLE               45,000
***Oceanfreight Inc           SHS             Y64202107          223      75,000    SH         SOLE               75,000
AECOM TECHNOLOGY CORPORATION  COM             00766T100          461      15,000    SH         SOLE               15,000
AES CORP                      COM             00130H105        1,154     140,000    SH         SOLE              140,000
AIR T INC                     COM             009207101          382      65,000    SH         SOLE               65,000
ALTRA HLDGS INC               COM             02208R106           79      10,000    SH         SOLE               10,000
AMERICAN ORIENTAL             COM             028731107          407      60,000    SH         SOLE               60,000
AMERON INC-W/RTS TO PUR P/STK COM             030710107          629      10,000    SH         SOLE               10,000
ANDERSONS INC                 COM             034164103          494      30,000    SH         SOLE               30,000
APPLIANCE RECYCLING CENTERS OFCOM NEW         03814F205          239      81,175    SH         SOLE               81,175
ATLANTIC TELE-NETWORK INC NEW COM NEW         049079205          531      20,000    SH         SOLE               20,000
ATRION CORP                   COM             049904105          291       3,000    SH         SOLE                3,000
AZZ Inc                       COM             002474104          879      35,032    SH         SOLE               35,032
BILL BARRETT CORPORATION      COM             06846N104          951      45,000    SH         SOLE               45,000
BOLT TECHNOLOGY CORP          COM             097698104          348      50,000    SH         SOLE               50,000
CARACO PHARMACEUTICAL         COM             14075T107          710     120,000    SH         SOLE              120,000
CHART INDUSTRIES INC          COM             16115Q308          425      40,000    SH         SOLE               40,000
CHESAPEAKE ENERGY CORP        COM             165167107          501      31,000    SH         SOLE               31,000
CHINA ARCHITECTURAL ENGR INC  COM             16937S102          209      85,000    SH         SOLE               85,000
CIBER INC                     COM             17163B102          481     100,000    SH         SOLE              100,000
CLICKSOFTWARE TECHNOLOGIES LTDORD             M25082104          130      70,000    SH         SOLE               70,000
CYNOSURE INC                  CL A            232577205          457      50,000    SH         SOLE               50,000
DARLING INTL INC              COM             237266101          604     110,000    SH         SOLE              110,000
DATALINK CORP                 COM             237934104          176      55,000    SH         SOLE               55,000
DIGITAL RECORDER INC          COM             23330F109          136     125,000    SH         SOLE              125,000
DXP ENTERPRISES INC NEW       COM NEW         233377407          365      25,000    SH         SOLE               25,000
EBAY INC                      COM             278642103        1,117      80,000    SH         SOLE               80,000
EBIX.COM INC                  COM NEW         278715206          956      40,000    SH         SOLE               40,000
EZCORP INC-CL A               CL A            302301106          152      10,000    SH         SOLE               10,000
FOSTER L B CO CL A            COM             350060109          938      30,000    SH         SOLE               30,000
FUEL SYSTEMS SOLUTIONS INC    COM             35952W103          328      10,000    SH         SOLE               10,000
GYMBOREE CORP                 COM             403777105          391      15,000    SH         SOLE               15,000
HANSEN NATURAL CORP           COM             411310105          838      25,000    SH         SOLE               25,000
HCP INC                       COM             40414L109        1,389      50,000    SH         SOLE               50,000
HI-TECH PHARMACAL CO INC      COM             42840B101          194      35,000    SH         SOLE               35,000
IMAGE SENSING SYS INC         COM             45244C104          344      54,000    SH         SOLE               54,000
INDUSTRIAL SVCS AMER INC FLA  COM             456314103          256      47,000    SH         SOLE               47,000
INFINERA CORP                 COM             45667G103          762      85,000    SH         SOLE               85,000
INNOTRAC CORPORATION          COM             45767M109          303     180,000    SH         SOLE              180,000
INSITUFORM TECHNOLOGIES INC   CL A            457667103          197      10,000    SH         SOLE               10,000
ISHARES SILVER TR             COM             46428Q109          280      25,000    SH         SOLE               25,000
ITERIS INC                    COM             46564T107          140      90,000    SH         SOLE               90,000
JACOBS ENGR GROUP INC         COM             469814107          722      15,000    SH         SOLE               15,000
KBR INC                       COM             48242W106          836      55,000    SH         SOLE               55,000
KENDLE INTERNATIONAL INC      COM             48880L107        1,929      75,000    SH         SOLE               75,000
KEWAUNEE SCIENTIFIC EQUIP     COM             492854104          293      32,500    SH         SOLE               32,500
KOPPERS HLDGS INC             COM             50060P106          541      25,000    SH         SOLE               25,000
LTC PROPERTIES INC            COM             502175102        1,014      50,000    SH         SOLE               50,000
MARVELL TECHNOLOGIES GROUP    ORD             G5876H105          667     100,000    SH         SOLE              100,000
MFRI INC                      COM             552721102          260      60,000    SH         SOLE               60,000
NATURAL GAS SERVICES GROUP    COM             63886Q109          456      45,000    SH         SOLE               45,000
OM GROUP INC                  COM             670872100          569      26,946    SH         SOLE               26,946
ON SEMICONDUCTOR              COM             682189105          170      50,000    SH         SOLE               50,000
PETROLEUM DEVELOPMENT CORP-NEVCOM             716578109          602      25,000    SH         SOLE               25,000
PIKE ELEC CORP                COM             721283109          492      40,000    SH         SOLE               40,000
POWELL INDS INC               COM             739128106        1,161      40,000    SH         SOLE               40,000
PROSHARES TR                  PSHS            74347R297          755      20,000    SH         SOLE               20,000
QUESTOR PHARMACEUTICALS INC   COM             74835Y101          838      90,000    SH         SOLE               90,000
RAYMOND JAMES FINANCIAL INC   COM             754730109          428      25,000    SH         SOLE               25,000
RF INDS LTD                   COM             749552105          257      53,072    SH         SOLE               53,072
RICKS CABARET INTL INC        COM NEW         765641303           40      10,000    SH         SOLE               10,000
SENSIENT TECHNOLOGIES CORP    COM             81725T100          716      30,000    SH         SOLE               30,000
SPARTAN STORES INC            COM             846822104          581      25,000    SH         SOLE               25,000
STERLING CONSTRUCTION COMPANY COM             859241101          649      35,000    SH         SOLE               35,000
SUPER MICRO COMPUTER INC      COM             86800U104          475      75,000    SH         SOLE               75,000
VERSANT CORPORATION           COM NEW         925284309          747      50,000    SH         SOLE               50,000
VICON INDS INC                COM             925811101          335      60,000    SH         SOLE               60,000
VIROPHARMA INC                COM             928241108          260      20,000    SH         SOLE               20,000
VOLCOM INC                    COM             92864N101          125      11,500    SH         SOLE               11,500
VSE CORP                      COM             918284100          490      12,500    SH         SOLE               12,500
